Deferred Acquisition Costs and Deferred Sales Inducements - Rollforward of Deferred Acquisition Costs Before Adoption (Details) - USD ($) $ in Millions					12 Months Ended
	Jan. 01, 2023		Jan. 01, 2022		Dec. 31, 2022 [1]	Dec. 31, 2021		Dec. 31, 2020
Insurance [Abstract]
Balance, beginning of period	$ 12,918	[1]	$ 13,519	[1]	$ 13,519	$ 13,897		$ 12,334
Deferrals of acquisition costs								739
Amortization of deferred acquisition costs	1,225		1,305					534
Unrealized investment (gains) losses								290
Balance, end of period	$ 12,918		$ 13,519		$ 12,918	$ 13,519	[1]	$ 13,897

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.